UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Item 1. Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities – 42.5%
$1,191,100	AmeriCredit Automobile Receivables Trust 2017-1 1.856% (LIBOR 1 Month+30 basis points), 5/18/2020[1,2]	$1,192,042
4,007,206	AmeriCredit Automobile Receivables Trust 2017-2 1.459% (LIBOR 1 Month+25 basis points), 9/18/2020[1,2]	4,009,281
5,000,000	ARI Fleet Lease Trust 2017-A 1.910%, 4/15/2026[2,3]	4,982,230
10,000,000	BA Credit Card Trust 1.950% (LIBOR 1 Month+39 basis points), 10/15/2021[1,2]	10,042,610
5,000,000	Barclays Dryrock Issuance Trust 2017-1 1.890% (LIBOR 1 Month+33 basis points), 3/15/2023[1,2]	5,020,605
1,200,000	BMW Vehicle Lease Trust 2017-2 2.070%, 10/20/2020[2]	1,193,859
	CARDS II Trust
3,000,000	Series 2016-1A, Class A, 2.260% (LIBOR 1 Month+70.00 basis points), 7/15/2021[1,2,3]	3,011,613
2,000,000	Series 2017-1A, Class A, 1.930% (LIBOR 1 Month+37.00 basis points), 4/18/2022[1,3]	2,005,436
	Chesapeake Funding II LLC
2,474,447	Series 2016-2A, Class A2, 2.560% (LIBOR 1 Month+100.00 basis points), 6/15/2028[1,2,3]	2,487,230
4,000,000	Series 2017-2A, Class A2, 2.010% (LIBOR 1 Month+45.00 basis points), 5/15/2029[1,2,3]	4,008,500
2,902,000	Discover Card Execution Note Trust 1.910% (LIBOR 1 Month+35 basis points), 8/17/2020[1,2]	2,902,435
3,000,000	Drive Auto Receivables Trust 2.800%, 7/15/2022[2]	3,003,741
	Evergreen Credit Card Trust Series 2016-1
8,000,000	Series 2016-1, Class A, 2.280% (LIBOR 1 Month+72.00 basis points), 4/15/2020[1,2,3]	8,011,056
1,000,000	Series 2017-1, Class A, 1.820% (LIBOR 1 Month+26.00 basis points), 10/15/2021[1,2,3]	1,001,692
3,500,000	First National Master Note Trust 2017-2 2.000% (LIBOR 1 Month+44 basis points), 10/16/2023[1,2]	3,502,867
5,000,000	Golden Credit Card Trust 1.980%, 4/15/2022[2,3]	4,944,845
3,771,140	Gosforth Funding 2017-1 PLC 2.083% (LIBOR 3 Month+47 basis points), 12/19/2059[1,2,3]	3,781,554
3,000,000	Hyundai Auto Lease Securitization Trust 2015-B 2.210%, 5/15/2020[2,3]	3,000,066
4,500,000	Hyundai Auto Lease Securitization Trust 2017-B 1.970%, 7/15/2020[2,3]	4,476,685
2,000,000	Lanark Master Issuer PLC 2.152% (LIBOR 3 Month+42 basis points), 12/22/2069[1,2,3]	2,000,000
	Master Credit Card Trust II Series 2016-1

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Asset-Backed Securities (Continued)
$3,500,000	Series 2016-1A, Class A, 2.311% (LIBOR 1 Month+75.00 basis points), 9/23/2019[1,2,3]	$3,503,307
1,667,000	Series 2016-1A, Class C, 2.570%, 9/23/2019[2,3]	1,666,142
4,600,000	Mercedes-Benz Auto Lease Trust 2017-A 2.010%, 1/17/2023[2]	4,579,305
10,000,000	Mercedes-Benz Master Owner Trust 2015-B 1.940% (LIBOR 1 Month+38 basis points), 4/15/2020[1,2,3]	10,006,590
247,071	Navient Student Loan Trust 2016-3 2.161% (LIBOR 1 Month+60 basis points), 6/25/2065[1,2,3]	247,471
1,000,000	Navient Student Loan Trust 2018-1 2.152% (LIBOR 1 Month+19 basis points), 3/25/2067[1,2,3]	1,001,700
4,000,000	Navistar Financial Dealer Note Master Owner Trust II 3.861% (LIBOR 1 Month+230 basis points), 9/27/2021[1,3]	4,016,964
	NextGear Floorplan Master Owner Trust
3,000,000	Series 2017-2A, Class A1, 2.240% (LIBOR 1 Month+68.00 basis points), 10/17/2022[1,2,3]	3,007,124
6,000,000	Series 2016-1A, Class A1, 3.260% (LIBOR 1 Month+170.00 basis points), 4/15/2021[1,2,3]	6,096,894
4,000,000	PFS Financing Corp. 2.030% (LIBOR 1 Month+47 basis points), 10/15/2021[1,2,3]	4,001,977
232,817	Santander Drive Auto Receivables Trust 2014-1 2.360%, 4/15/2020[2]	232,839
3,000,000	Santander Drive Auto Receivables Trust 2017-3 2.190%, 3/15/2022[2]	2,975,316
6,228,616	SLM Private Education Loan Trust 2013-C 2.960% (LIBOR 1 Month+140 basis points), 10/15/2031[1,2,3]	6,288,722
907,074	SLM Student Loan Trust 2011-2 2.161% (LIBOR 1 Month+60 basis points), 11/25/2027[1,2]	913,143
3,602,584	Sofi Consumer Loan Program 2017-3 LLC 2.770%, 5/25/2026[2,3]	3,598,610
1,522,107	Sofi Professional Loan Program 2016-E LLC 2.402% (LIBOR 1 Month+85 basis points), 7/25/2039[1,3]	1,537,028
1,970,715	Sofi Professional Loan Program 2017-C LLC 2.161% (LIBOR 1 Month+60 basis points), 7/25/2040[1,2,3]	1,977,581
2,000,000	Sofi Professional Loan Program 2018-A LLC 1.908% (LIBOR 1 Month+35 basis points), 2/25/2042[1,2,3]	2,005,860
4,000,000	Trillium Credit Card Trust II 2.281% (LIBOR 1 Month+72 basis points), 5/26/2021[1,2,3]	4,008,960

	Total Asset-Backed Securities (Cost $136,088,769)	136,243,880

	Certificate of Deposits – 2.8%
4,000,000	Bayerische Landesbank 1.710%, 8/17/2018	3,993,696

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Certificate of Deposits (Continued)
$5,000,000	Commonwealth Bank of Australia 1.870%, 4/27/2018	$5,003,165

	Total Certificate of Deposits (Cost $9,000,058)	8,996,861

	Collateralized Mortgage Obligations – 1.4%
4,496,094	Freddie Mac Structured Agency Credit Risk Debt Notes 3.211% (LIBOR 1 Month+165 basis points), 4/25/2024[1,2]	4,569,075

	Total Collateralized Mortgage Obligations (Cost $4,445,495)	4,569,075

	Commercial Papers – 2.5%
4,000,000	Anheuser Busch InBev Worldwide Inc. 1.600%, 7/5/2018	3,965,436
2,000,000	Enbridge Energy Partners, LP 2.500%, 3/5/2018	1,996,652
2,000,000	Energy Transfer, LP 2.250%, 2/16/2018	1,998,196

	Total Commercial Papers (Cost $7,966,303)	7,960,284

	Corporate Bonds – 26.0%
	Communications – 1.6%
5,000,000	Verizon Communications, Inc. 1.996% (LIBOR 3 Month+55 basis points), 5/22/2020[1]	5,029,960

	Consumer, Cyclical – 1.9%
1,000,000	Alimentation Couche-Tard, Inc. 2.074% (LIBOR 3 Month+50 basis points), 12/13/2019[1,2,3,4]	1,000,764
5,000,000	Home Depot, Inc. 1.645% (LIBOR 3 Month+15 basis points), 6/5/2020[1]	5,012,935
		6,013,699
	Consumer, Non-cyclical – 6.6%
2,560,000	Actavis Funding SCS 2.629% (LIBOR 3 Month+108 basis points), 3/12/2018[1,4]	2,562,245
5,000,000	BAT Capital Corp. 2.003% (LIBOR 3 Month+59 basis points), 8/14/2020[1,3]	5,031,950
4,000,000	BAT International Finance PLC 2.099% (LIBOR 3 Month+51 basis points), 6/15/2018[1,3,4]	4,004,928
5,000,000	Kraft Heinz Foods Co. 1.823% (LIBOR 3 Month+42 basis points), 8/9/2019[1]	5,009,265
1,820,000	Tyson Foods, Inc. 1.891% (LIBOR 3 Month+45 basis points), 8/21/2020[1]	1,826,001

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value
	Corporate Bonds (Continued)
	Consumer, Non-cyclical (Continued)
$2,650,000	UnitedHealth Group, Inc. 1.790% (LIBOR 3 Month+7 basis points), 10/15/2020[1]	$2,647,127
		21,081,516

	Energy – 2.8%
5,000,000	BP Capital Markets PLC 1.838% (LIBOR 3 Month+43 basis points), 2/13/2018[1,4]	5,000,390
4,000,000	Chevron Corp. 1.657% (LIBOR 3 Month+17 basis points), 3/2/2018[1]	4,000,072
		9,000,462
	Financial – 8.8%
5,000,000	Capital One N.A. 2.572% (LIBOR 3 Month+115 basis points), 8/17/2018[1,2]	5,020,715
5,000,000	Citibank N.A. 1.633% (LIBOR 3 Month+23 basis points), 11/9/2018[1]	5,003,480
5,000,000	Goldman Sachs Group, Inc. 2.905% (LIBOR 3 Month+116 basis points), 4/23/2020[1,2]	5,084,770
5,000,000	JPMorgan Chase & Co. 2.700% (LIBOR 3 Month+96 basis points), 1/23/2020[1]	5,075,030
6,085,000	New York Life Global Funding 2.131% (LIBOR 3 Month+39 basis points), 10/24/2019[1,3]	6,117,810
2,000,000	PNC Bank N.A. 1.796% (LIBOR 3 Month+36 basis points), 5/19/2020[1]	2,008,384
		28,310,189
	Industrial – 0.4%
1,360,000	Stanley Black & Decker, Inc. 1.622%, 11/17/2018	1,353,309

	Technology – 3.1%
10,000,000	Apple, Inc. 1.635% (LIBOR 3 Month+25 basis points), 5/3/2018[1]	10,006,580

	Utilities – 0.8%
2,410,000	Sempra Energy 2.209% (LIBOR 3 Month+50 basis points), 1/15/2021[1,2]	2,414,748

	Total Corporate Bonds (Cost $83,016,513)	83,210,463

	Medium Term Notes – 5.5%
	Financial – 5.5%
4,975,000	Bank of America Corp. 2.762% (LIBOR 3 Month+104 basis points), 1/15/2019[1]	5,015,491
1,670,000	Fifth Third Bank 2.265% (LIBOR 3 Month+59 basis points), 9/27/2019[1,2]	1,679,305

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Principal Amount		Value

	Medium Term Notes (Continued)
	Financial (Continued)
$4,000,000	Metropolitan Life Global Funding I 1.833% (LIBOR 3 Month+22 basis points), 9/19/2019[1,3]	$4,009,708
4,000,000	Morgan Stanley 2.213% (LIBOR 3 Month+80 basis points), 2/14/2020[1,2]	4,021,012
3,000,000	Wells Fargo Bank N.A. 2.055% (LIBOR 3 Month+31 basis points), 1/15/2021[1]	3,005,997
		17,731,513
	Total Medium Term Notes (Cost $17,697,040)	17,731,513

	Municipal Bonds – 1.3%
4,000,000	State of Mississippi 1.962% (LIBOR 1 Month+40 basis points), 11/1/2020[1,2]	4,002,280

	Total Municipal Bonds (Cost $4,000,000)	4,002,280

Number of Shares

	Short-Term Investments – 17.4%
55,719,596	Federated Government Obligations Fund - Institutional Class, 1.17%[5]	55,719,596

	Total Short-Term Investments (Cost $55,719,596)	55,719,596

	Total Investments – 99.4% (Cost $317,933,774)	318,433,952
	Other Assets in Excess of Liabilities – 0.6%	2,019,288

	Total Net Assets – 100.0%	$320,453,240

LP - Limited Partnership

PLC - Public Limited Company

[1]	Floating rate security.
[2]	Callable.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $116,840,997 which represents 36.46% of Net Assets.
[4]	Foreign security denominated in U.S. Dollars.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at January 31, 2018	Unrealized Appreciation (Depreciation)

245	E-Mini Dow Index	March 2018	$31,958,417	$32,016,600	$58,183
82	E-Mini S&P MidCap 400 Index	March 2018	16,077,208	16,024,440	(52,768)
TOTAL FUTURES CONTRACTS			$48,035,625	$48,041,040	$5,415

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 95.1%
119,201,882	Federated Government Obligations Fund - Institutional Class, 1.17%[1]	$119,201,882

	Total Short-Term Investments (Cost $119,201,882)	119,201,882

	Total Investments – 95.1% (Cost $119,201,882)	119,201,882
	Other Assets in Excess of Liabilities – 4.9%	6,148,196

	Total Net Assets – 100.0%	$125,350,078

[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Managed Futures Strategy Fund

SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2018 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at January 31, 2018	Unrealized Appreciation (Depreciation)

69	CAC 40 Index	February 2018	$4,693,287	$4,693,097	$(190)
313	Euro STOXX 50 Index	March 2018	14,002,671	14,002,222	(449)
44	FTSE 100 Index	March 2018	4,757,240	4,668,011	(89,229)
57	German Stock Index	March 2018	23,764,144	23,341,585	(422,559)
65	Nikkei 225 Index	March 2018	14,027,802	13,831,181	(196,621)
TOTAL FUTURES CONTRACTS			$61,245,144	$60,536,096	$(709,048)

See accompanying Notes to Schedule of Investments.

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 100.2%
	Basic Materials – 4.7%
7,474	LyondellBasell Industries N.V. - Class A1,2	$895,684
14,672	Versum Materials, Inc.[2]	539,930
		1,435,614
	Communications – 2.6%
4,282	IAC/InterActiveCorp*2	620,762
1,509	VeriSign, Inc.*2	173,414
		794,176
	Consumer, Cyclical – 7.9%
3,689	Burlington Stores, Inc.*2	448,988
12,774	Hilton Grand Vacations, Inc.*2	574,447
616	Lions Gate Entertainment Corp. - Class B*1,2	19,712
155	NVR, Inc.*2	492,616
7,026	Skechers U.S.A., Inc. - Class A*2	289,401
5,222	Tractor Supply Co.[2]	398,178
1,000	Wal-Mart Stores, Inc.[2]	106,600
1,570	Yum China Holdings, Inc.[2]	72,832
		2,402,774
	Consumer, Non-cyclical – 29.9%
1,264	Align Technology, Inc.*2	331,168
11,066	Baxter International, Inc.[2]	797,084
1,929	Biogen, Inc.*2	670,926
2,041	Booz Allen Hamilton Holding Corp.[2]	79,966
5,767	Bristol-Myers Squibb Co.[2]	361,014
7,145	Bunge Ltd.[1,2]	567,527
5,924	Eli Lilly & Co.[2]	482,510
9,840	Exelixis, Inc.*2	298,250
5,987	Herbalife Ltd.*1,2	496,861
2,901	IDEXX Laboratories, Inc.*2	542,603
13,827	Live Nation Entertainment, Inc.*2	623,045
7,972	Monster Beverage Corp.*2	543,930
11,745	Mylan N.V.*1,2	503,273
3,864	PayPal Holdings, Inc.*2	329,676
7,564	Pilgrim's Pride Corp.*2	210,052
6,720	Tyson Foods, Inc. - Class A2	511,459
16,436	U.S. Foods Holding Corp.*2	528,089
3,925	Varian Medical Systems, Inc.*2	500,438
4,004	Vertex Pharmaceuticals, Inc.*2	668,148
		9,046,019
	Energy – 1.2%
8,406	Devon Energy Corp.[2]	347,756

	Financial – 24.6%
7,392	American Homes 4 Rent - REIT[2]	153,680

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
31,747	Apple Hospitality REIT, Inc.[2]	$618,749
10,970	Athene Holding Ltd. - Class A*1,2	550,255
1,010	BGC Partners, Inc. - Class A2	14,453
15,371	CBRE Group, Inc. - Class A*2	702,301
6,397	Comerica, Inc.[2]	609,122
7,179	DCT Industrial Trust, Inc. - REIT[2]	424,925
961	FNF Group[2]	37,460
626	Jones Lang LaSalle, Inc.[2]	97,875
4,929	LPL Financial Holdings, Inc.[2]	294,064
17,007	Park Hotels & Resorts, Inc. - REIT[2]	491,673
15,389	Progressive Corp.[2]	832,545
9,321	Prologis, Inc. - REIT[2]	606,890
8,786	Rayonier, Inc. - REIT[2]	285,194
1,149	Realogy Holdings Corp.[2]	31,609
4,914	SBA Communications Corp. - Class A*2	857,493
22,643	Weyerhaeuser Co. - REIT[2]	850,018
		7,458,306
	Industrial – 0.3%
604	Harris Corp.[2]	96,265

	Technology – 15.2%
1,449	Adobe Systems, Inc.*2	289,452
4,526	Akamai Technologies, Inc.*2	303,197
1,386	Amdocs Ltd.[1,2]	94,802
16,591	Black Knight, Inc.*2	821,255
889	Broadridge Financial Solutions, Inc.[2]	85,708
12,844	Cadence Design Systems, Inc.*2	576,182
3,595	Cognizant Technology Solutions Corp. - Class A2	280,338
3,151	Dell Technologies, Inc. - Class V*2	225,927
478	Intuit, Inc.	80,256
1,494	Leidos Holdings, Inc.[2]	99,500
6,764	Manhattan Associates, Inc.*2	357,274
7,643	Micron Technology, Inc.*2	334,152
6,991	Synopsys, Inc.*2	647,437
3,225	Take-Two Interactive Software, Inc.*	408,511
		4,603,991
	Utilities – 13.8%
42,850	AES Corp.[2]	495,346
18,026	Exelon Corp.[2]	694,181
17,414	Hawaiian Electric Industries, Inc.[2]	593,991
21,153	MDU Resources Group, Inc.[2]	560,131
11,227	PG&E Corp.[2]	476,362
10,200	PPL Corp.[2]	325,074
15,415	UGI Corp.[2]	705,545

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Utilities (Continued)
5,620	Vectren Corp.[2]	$340,741
		4,191,371
	Total Common Stocks (Cost $27,582,361)	30,376,272

Principal Amount

	Short-Term Investments – 24.0%
$7,257,331	UMB Money Market Fiduciary, 0.01%[3]	7,257,331

	Total Short-Term Investments (Cost $7,257,331)	7,257,331

	Total Investments – 124.2% (Cost $34,839,692)	37,633,603
	Liabilities in Excess of Other Assets – (24.2)%	(7,336,972)

	Total Net Assets – 100.0%	$30,296,631

Number of Shares

	Securities Sold Short – (27.9)%
	Common Stocks – (27.9)%
	Communications – (1.4)%
(6,031)	FireEye, Inc.*	(90,948)
(61,891)	Pandora Media, Inc.*	(295,839)
(1,154)	TripAdvisor, Inc.*	(40,009)
		(426,796)
	Consumer, Cyclical – (3.8)%
(7,510)	L Brands, Inc.	(376,176)
(13,504)	Macy's, Inc.	(350,429)
(1,191)	Tesla, Inc.*	(421,983)
		(1,148,588)
	Consumer, Non-cyclical – (2.5)%
(2,985)	Allergan PLC[1]	(538,076)
(23,362)	Brookdale Senior Living, Inc.*	(221,939)
		(760,015)
	Energy – (5.6)%
(19,804)	Extraction Oil & Gas, Inc.*	(279,236)
(9,888)	Hess Corp.	(499,443)
(5,612)	SM Energy Co.	(131,040)
(16,524)	TechnipFMC PLC[1]	(536,369)
(61,353)	Weatherford International PLC*1	(241,731)

361 Domestic Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	ENERGY (Continued)
(666)	Whiting Petroleum Corp.*	$(18,595)
		(1,706,414)
	Financial – (9.4)%
(35,208)	Brixmor Property Group, Inc. - REIT	(571,426)
(62,057)	New York Community Bancorp, Inc.	(878,727)
(10,611)	Pinnacle Financial Partners, Inc.	(671,677)
(49,431)	TFS Financial Corp.	(722,681)
		(2,844,511)
	Industrial – (3.8)%
(2,455)	Acuity Brands, Inc.	(379,150)
(2,456)	TransDigm Group, Inc.	(778,331)
		(1,157,481)
	Technology – (1.4)%
(23,203)	Nuance Communications, Inc.*	(413,245)

	Total Common Stocks (Proceeds $8,410,438)	(8,457,050)

	Total Securities Sold Short (Proceeds $8,410,438)	$(8,457,050)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 97.7%
	Basic Materials – 3.3%
293,300	Barrick Gold Corp.	$4,218,274
46,685	Covestro A.G.[1]	5,376,090
16,000	JFE Holdings, Inc.	380,391
65,200	Mitsubishi Chemical Holdings Corp.	711,091
24,000	Mitsui Chemicals, Inc.	756,718
10,800	Nippon Steel & Sumitomo Metal Corp.	275,639
110,494	Rio Tinto Ltd.	6,802,940
101,980	South32 Ltd.	313,172
52,200	Tosoh Corp.	1,201,763
6,600	West Fraser Timber Co., Ltd.	461,785
		20,497,863
	Communications – 2.0%
184,300	Start Today Co., Ltd.	5,445,570
202,457	Tele2 A.B. - B Shares	2,531,942
3,058,053	Telecom Italia S.p.A.	2,338,154
86,110	Telenor A.S.A.	2,013,223
		12,328,889
	Consumer, Cyclical – 11.4%
16,141	Aristocrat Leisure Ltd.	310,132
17,915	Bayerische Motoren Werke A.G.	1,751,137
39,757	Berkeley Group Holdings PLC	2,238,557
4,248	Best Buy Co., Inc.[2]	310,359
2,200	Canadian Tire Corp. Ltd. - Class A	306,981
137,827	Darden Restaurants, Inc.[2]	13,210,718
342,288	Deutsche Lufthansa A.G.	12,228,147
40,765	Domino's Pizza, Inc.[2]	8,839,890
9,252	Electrolux A.B.	326,859
7,766	Flight Centre Travel Group Ltd.	319,083
5,706,700	Genting Singapore PLC	5,859,830
19,935	Hanesbrands, Inc.[2]	432,988
16,600	Linamar Corp.	980,210
176,800	Marubeni Corp.	1,329,704
2,536	NVR, Inc.*2	8,059,839
204,327	Persimmon PLC	7,258,642
8,322	PulteGroup, Inc.[2]	264,889
438,845	Qantas Airways Ltd.	1,859,805
3,762	Swatch Group A.G.	324,956
88,632	Toll Brothers, Inc.[2]	4,128,479
14,039	TUI A.G.	317,397
		70,658,602
	Consumer, Non-cyclical – 37.8%
153,727	AbbVie, Inc.[2]	17,251,244

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
134,504	Adecco Group A.G.	$11,066,538
32,824	Align Technology, Inc.*2	8,599,888
3,074	AmerisourceBergen Corp.[2]	306,385
105,396	Amgen, Inc.[2]	19,608,926
26,606	Anthem, Inc.[2]	6,594,297
4,367	Baxter International, Inc.[2]	314,555
44,100	Benesse Holdings, Inc.	1,661,707
146,475	Cardinal Health, Inc.[2]	10,515,440
52,662	Celgene Corp.*2	5,327,288
559,868	Coca-Cola Amatil Ltd.	3,779,041
35,073	Cooper Cos., Inc.[2]	8,581,311
51,382	Dr. Pepper Snapple Group, Inc.[2]	6,132,442
11,853	Eli Lilly & Co.[2]	965,427
251,000	Empire Co., Ltd.	4,856,748
120,362	Express Scripts Holding Co.*2	9,530,263
3	G4S PLC	12
206,676	Gilead Sciences, Inc.[2]	17,319,449
62,710	H Lundbeck A/S	3,196,601
166,965	H&R Block, Inc.[2]	4,431,251
54,095	Humana, Inc.[2]	15,245,594
58,300	Loblaw Cos. Ltd.	3,158,154
48,677	ManpowerGroup, Inc.[2]	6,395,671
61,291	Medtronic PLC[2,3]	5,264,284
156,700	Merck & Co., Inc.[2]	9,284,475
85,698	Novo Nordisk A/S - Class B	4,756,101
67,700	Orion Oyj - Class B	2,715,885
93,832	PepsiCo, Inc.[2]	11,287,989
45,618	Pfizer, Inc.[2]	1,689,691
4,264	Regeneron Pharmaceuticals, Inc.*2	1,563,396
67,601	Roche Holding A.G.	16,701,572
69,217	United Therapeutics Corp.*2	8,928,993
66,023	Varian Medical Systems, Inc.*2	8,417,932
		235,448,550
	Energy – 5.7%
114,009	Caltex Australia Ltd.	3,191,113
179,200	Idemitsu Kosan Co., Ltd.	6,726,919
1,753,200	JXTG Holdings, Inc.	11,672,108
16,371	Marathon Petroleum Corp.[2]	1,134,019
1	Royal Dutch Shell PLC - B Shares	36
75,000	Showa Shell Sekiyu KK	1,066,210
81,996	Valero Energy Corp.[2]	7,869,156
139,118	Woodside Petroleum Ltd.	3,714,316
		35,373,877

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial – 8.2%
797,150	AGNC Investment Corp. - REIT[2]	$14,978,449
1,432,985	Annaly Capital Management, Inc. - REIT[2]	15,103,662
47,100	CI Financial Corp.	1,133,846
15,727	FNF Group[2]	613,038
828,397	Intesa Sanpaolo S.p.A.	3,162,185
847,500	Kerry Properties Ltd.	4,051,862
131,900	National Bank of Canada	6,845,932
153,800	Power Corp. of Canada	3,925,026
172,000	Wheelock & Co., Ltd.	1,345,141
		51,159,141
	Industrial – 4.1%
3,576	Arrow Electronics, Inc.*2	290,872
219,100	Brother Industries Ltd.	5,628,436
66,079	Cummins, Inc.[2]	12,422,852
35,800	Hoya Corp.	1,838,796
7,499	Koninklijke Philips N.V.	305,675
49,700	Nippon Electric Glass Co., Ltd.	2,054,961
32,800	Nippon Express Co., Ltd.	2,363,601
237,400	Yangzijiang Shipbuilding Holdings Ltd.	288,724
		25,193,917
	Technology – 21.5%
5,606	Applied Materials, Inc.[2]	300,650
276,520	CA, Inc.[2]	9,913,242
154,013	Cadence Design Systems, Inc.*2	6,909,023
208,100	Canon, Inc.	8,303,191
400	Constellation Software, Inc.	258,572
13,841	Dell Technologies, Inc. - Class V*2	992,400
42,724	Electronic Arts, Inc.*2	5,424,239
532,844	HP, Inc.[2]	12,425,922
46,129	Intel Corp.[2]	2,220,650
14,947	KLA-Tencor Corp.[2]	1,641,181
1,559	Lam Research Corp.[2]	298,580
149,242	Micron Technology, Inc.*2	6,524,860
216,500	Mixi, Inc.	9,559,805
64,231	NetApp, Inc.[2]	3,950,206
26,200	Nexon Co., Ltd.*	875,378
103,700	Ricoh Co., Ltd.	1,022,160
71,320	Seagate Technology PLC[2,3]	3,936,864
373,400	Seiko Epson Corp.	9,095,508
15,932	Synopsys, Inc.*	1,475,462
4,361	Take-Two Interactive Software, Inc.*2	552,408
58,300	Tokyo Electron Ltd.	10,997,848
94,981	VMware, Inc. - Class A*2	11,757,698

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
92,122	Western Digital Corp.[2]	$8,197,016
505,216	Xerox Corp.[2]	17,243,022
		133,875,885
	Utilities – 3.7%
480,660	AES Corp.[2]	5,556,429
147,934	AGL Energy Ltd.	2,787,179
57,859	American Electric Power Co., Inc.[2]	3,979,542
198,161	Exelon Corp.[2]	7,631,180
64,928	Gas Natural SDG S.A.	1,501,317
16,781	PG&E Corp.[2]	712,018
37,503	Uniper S.E.	1,119,642
		23,287,307
	Total Common Stocks (Cost $540,733,080)	607,824,031

Principal Amount

	Short-Term Investments – 19.5%
$121,411,316	UMB Money Market Fiduciary, 0.01%[4]	121,411,316

	Total Short-Term Investments (Cost $121,411,316)
		121,411,316
	Total Investments – 117.2% (Cost $662,144,396)
		729,235,347
	Liabilities in Excess of Other Assets – (17.2)%	(107,115,354)
	Total Net Assets – 100.0%	$622,119,993

Number of Shares

	Securities Sold Short – (29.1)%
	Common Stocks – (29.1)%
	Basic Materials – (1.0)%
(30,492)	CF Industries Holdings, Inc.	$(1,294,080)
(304,700)	First Quantum Minerals Ltd.	(4,543,250)
(178,300)	Turquoise Hill Resources Ltd.*	(543,598)
		(6,380,928)
	Communications – (6.2)%
(72,809)	Altice N.V. - Class A*	(780,866)
(60,880)	Palo Alto Networks, Inc.*	(9,611,126)
(116,300)	SoftBank Group Corp.	(9,663,125)
(969,836)	Telefonaktiebolaget LM Ericsson - B Shares	(6,237,823)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Communications (Continued)
(58,957)	Vivendi S.A.	$(1,727,512)
(286,079)	Zayo Group Holdings, Inc.*	(10,499,099)
		(38,519,551)
	Consumer, Cyclical – (2.3)%
(6,200)	Fast Retailing Co., Ltd.	(2,775,017)
(209,200)	Isetan Mitsukoshi Holdings Ltd.	(2,513,212)
(24,373)	Tesla, Inc.*	(8,635,597)
(7,300)	Yamaha Corp.	(301,873)
		(14,225,699)
	Consumer, Non-cyclical – (1.6)%
(71,016)	Ashtead Group PLC	(2,122,888)
(298,820)	ConvaTec Group PLC[1]	(857,681)
(106,086)	Edenred	(3,423,901)
(48,679)	TESARO, Inc.*	(3,283,885)
		(9,688,355)
	Diversified – (0.0)%[5]
(52,955)	Bollore S.A.	(307,453)

	Energy – (5.8)%
(190,108)	Cheniere Energy, Inc.*	(10,752,509)
(102,961)	Continental Resources, Inc.*	(5,717,424)
(37,600)	Crescent Point Energy Corp.	(296,521)
(56,809)	Helmerich & Payne, Inc.	(4,091,952)
(319,941)	Lundin Petroleum A.B.*	(7,982,154)
(66,824)	National Oilwell Varco, Inc.	(2,451,104)
(10,195)	Parsley Energy, Inc. - Class A*	(240,602)
(1,148,135)	Weatherford International PLC*3	(4,523,652)
		(36,055,918)
	Financial – (4.7)%
(1,089,800)	Acom Co., Ltd.*	(4,768,163)
(612)	Equinix, Inc. - REIT	(278,576)
(345,553)	Invitation Homes, Inc. - REIT	(7,771,487)
(54,011)	SBA Communications Corp. - Class A*	(9,424,920)
(307,897)	UniCredit S.p.A.*	(6,788,758)
		(29,031,904)
	Industrial – (6.7)%
(250)	AP Moller - Maersk A/S - Class A	(427,138)
(2,822)	AP Moller - Maersk A/S - Class B	(5,037,891)
(42,977)	Boskalis Westminster	(1,715,046)
(12,861)	Ferrovial S.A.	(295,265)
(644,284)	General Electric Co.	(10,418,072)

361 Global Long/Short Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Securities Sold Short (Continued)
	Common Stocks (Continued)
	Industrial (Continued)
(25,669)	Martin Marietta Materials, Inc.	$(5,856,896)
(31,200)	Seibu Holdings, Inc.	(625,368)
(397,524)	Tenaris S.A.	(6,944,183)
(78,317)	Vulcan Materials Co.	(10,604,122)
		(41,923,981)
	Technology – (0.8)%
(351,540)	Advanced Micro Devices, Inc.*	(4,830,160)

	Total Common Stocks (Proceeds $164,423,543)	(180,963,949)

	Total Securities Sold Short (Proceeds $164,423,543)	$(180,963,949)

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of long securities is $5,376,090 which represents 0.86% of Net Assets. The total value of short securities is $857,681 which represents 0.14% of Net Assets.
[2]	All or a portion of this security is segregated as collateral for securities sold short.
[3]	Foreign security denominated in U.S. Dollars.
[4]	The rate is the annualized seven-day yield at period end.
[5]	Less than 0.1% of net assets.

See accompanying Notes to Schedule of Investments.

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 57.0%
	Basic Materials – 3.7%
17,835	Cia Siderurgica Nacional S.A. - ADR*	$60,639
3,447	Freeport-McMoRan, Inc.*	67,217
338	LyondellBasell Industries N.V. - Class A1	40,506
2,670	Mosaic Co.	72,891
948	Nucor Corp.	63,478
85	Southern Copper Corp.	4,127
717	Steel Dynamics, Inc.	32,552
2,005	Teck Resources Ltd.[1]	58,245
17,571	Yamana Gold, Inc.[1]	60,444
		460,099
	Communications – 5.8%
719	58.com, Inc. - ADR*	57,434
363	Alibaba Group Holding Ltd. - ADR*	74,157
64	Amazon.com, Inc.*	92,857
27	Arista Networks, Inc.*	7,447
1,765	Cisco Systems, Inc.	73,318
940	Extreme Networks, Inc.*	14,128
6,913	Gannett Co., Inc.	81,573
2,010	Liberty Global PLC - Class A*1	75,134
241	MercadoLibre, Inc.	93,291
260	Netflix, Inc.*	70,278
146	Telecom Argentina S.A. - ADR	5,455
530	YY, Inc. - ADR*	70,469
		715,541
	Consumer, Cyclical – 5.5%
791	Allison Transmission Holdings, Inc.	34,994
5,509	Caesars Entertainment Corp.*	76,850
511	China Lodging Group Ltd. - ADR	76,389
1,328	Fastenal Co.	72,987
1,067	Kohl's Corp.	69,110
276	MSC Industrial Direct Co. - Class A	25,911
602	PulteGroup, Inc.	19,162
348	PVH Corp.	53,968
270	Sony Corp. ADR	12,944
186	Tesla, Inc.*	65,902
586	Tiffany & Co.	62,497
410	Whirlpool Corp.	74,382
182	Wynn Resorts Ltd.	30,137
		675,233
	Consumer, Non-cyclical – 6.5%
291	Abbott Laboratories	18,089
95	AbbVie, Inc.	10,661

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
296	AerCap Holdings N.V.*1	$16,014
8,158	Ambev S.A. - ADR	56,045
221	Amgen, Inc.	41,117
258	Anthem, Inc.	63,945
298	Cigna Corp.	62,088
148	Diageo PLC - ADR	21,306
853	Gilead Sciences, Inc.	71,481
231	Global Payments, Inc.	25,821
1,269	Grifols S.A. - ADR	31,535
723	HCA Holdings, Inc.*	73,139
401	Ligand Pharmaceuticals, Inc.*	63,206
859	Mylan, Inc.*1	36,808
805	Novartis A.G. - ADR	72,498
258	PayPal Holdings, Inc.*	22,013
616	Robert Half International, Inc.	35,654
46	Teleflex, Inc.	12,777
833	Total System Services, Inc.	74,020
		808,217
	Energy – 4.8%
735	Apache Corp.	32,979
192	ConocoPhillips	11,292
1,506	Continental Resources, Inc.*	83,628
955	Diamond Offshore Drilling, Inc.*	16,884
103	EOG Resources, Inc.	11,845
1,360	Halliburton Co.	73,032
1,913	Marathon Oil Corp.	34,798
553	Murphy Oil Corp.	17,751
7,528	Nabors Industries Ltd.[1]	59,020
7,359	Noble Corp.*1	34,514
6,231	Petroleo Brasileiro S.A. - ADR*	83,246
1,559	Sasol Ltd. - ADR	55,781
2,533	Transocean Ltd.*1	27,331
440	Transportadora de Gas del Sur S.A. - ADR*	10,076
3,137	WPX Energy, Inc.*	46,208
		598,385
	Financial – 9.9%
1,816	Aegon N.V.[1]	12,331
5,836	Banco Bradesco S.A. - ADR	74,117
994	Bank of America Corp.	31,808
1,589	BB&T Corp.	87,697
314	Berkshire Hathaway, Inc. - Class B*	67,315
1,124	Brown & Brown, Inc.	58,987
1,277	Charles Schwab Corp.	68,115

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
681	CIT Group, Inc.	$34,520
3,722	Customers Bancorp, Inc.*	114,079
882	Discover Financial Services	70,384
2,191	Fifth Third Bancorp	72,522
127	Goldman Sachs Group, Inc.	34,022
1,356	HSBC Holdings PLC - ADR	73,102
4,693	Itau Unibanco Holding S.A. - ADR	76,965
3,152	KeyCorp	67,453
642	MGIC Investment Corp.*	9,514
4,585	Mitsubishi UFJ Financial Group, Inc. - ADR	34,938
765	Morgan Stanley	43,261
1,766	Radian Group, Inc.	38,976
931	Synchrony Financial	36,942
203	Travelers Cos., Inc.	30,434
640	U.S. Bancorp	36,570
1,010	Zions Bancorporation	54,570
		1,228,622
	Industrial – 11.7%
133	3M Co.	33,316
675	AMETEK, Inc.	51,502
222	Boeing Co.	78,670
1,090	Boise Cascade Co.	48,450
503	C.H. Robinson Worldwide, Inc.	46,004
1,364	Casella Waste Systems, Inc.*	34,891
537	Caterpillar, Inc.	87,413
4,768	CNH Industrial N.V.[1]	70,090
767	Crane Co.	76,654
420	CSX Corp.	23,843
694	Fluor Corp.	42,126
480	Genesee & Wyoming, Inc. - Class A*	38,328
99	Harris Corp.	15,779
830	HEICO Corp.	66,666
190	Honeywell International, Inc.	30,337
386	Hyster-Yale Materials Handling, Inc.	32,690
307	Illinois Tool Works, Inc.	53,317
912	ITT Corp.	51,072
65	J.B. Hunt Transport Services, Inc.	7,854
3,612	KEMET Corp.*	73,540
209	Lockheed Martin Corp.	74,164
500	Norfolk Southern Corp.	75,440
222	Northrop Grumman Corp.	75,598
1,053	Novanta, Inc.*1	60,969
218	Parker Hannifin Corp.	43,910

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Industrial (Continued)
253	Proto Labs, Inc.*	$27,666
280	Trimble Navigation Ltd.*	12,348
299	Union Pacific Corp.	39,916
401	USG Corp.*	15,503
272	Waste Management, Inc.	24,053
194	Waters Corp.*	41,828
		1,453,937
	Technology – 9.0%
1,006	Activision Blizzard, Inc.	74,575
386	Adobe Systems, Inc.*	77,107
1,013	Akamai Technologies, Inc.*	67,861
1,386	Applied Materials, Inc.	74,331
4,058	Cloudera, Inc.*	75,966
1,500	Cray, Inc.*	36,375
3,710	Cypress Semiconductor Corp.	64,146
695	Ebix, Inc.	57,060
628	Electronic Arts, Inc.*	79,731
320	EPAM Systems, Inc.*	37,594
614	Integrated Device Technology, Inc.*	18,359
49	IPG Photonics Corp.*	12,346
1,973	Marvell Technology Group Ltd.[1]	46,030
476	Maxim Integrated Products, Inc.	29,036
286	Micron Technology, Inc.*	12,504
137	Microsoft Corp.	13,016
496	NetApp, Inc.	30,504
275	NVIDIA Corp.	67,595
2,826	Pixelworks, Inc.*	17,210
261	Red Hat, Inc.*	34,290
75	salesforce.com, Inc.*	8,543
1,645	Seagate Technology PLC[1]	90,804
1,223	SS&C Technologies Holdings, Inc.	61,492
160	Take-Two Interactive Software, Inc.*	20,267
102	Tower Semiconductor Ltd.*1	3,543
		1,110,285
	Utilities – 0.1%
145	Pampa Energia S.A. - ADR*	10,222
	Total Common Stocks (Cost $6,417,012)	7,060,541

	Exchange-Traded Funds – 43.1%
1,159	Consumer Discretionary Select Sector SPDR Fund	124,952
2,887	Global X MSCI Nigeria ETF	74,687
1,965	Industrial Select Sector SPDR Fund	156,669

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Exchange-Traded Funds (Continued)
486	iShares JP Morgan USD Emerging Markets Bond ETF	$56,065
3,005	iShares MSCI Austria ETF	80,384
2,526	iShares MSCI China ETF	188,970
2,612	iShares MSCI Emerging Markets ETF	133,290
3,996	iShares MSCI France ETF	133,187
9,755	iShares MSCI Germany ETF	341,523
5,018	iShares MSCI Hong Kong ETF	133,479
7,819	iShares MSCI India ETF	291,258
3,990	iShares MSCI Indonesia ETF	118,862
3,788	iShares MSCI Ireland ETF	185,839
2,701	iShares MSCI Italy ETF	91,240
2,841	iShares MSCI Japan ETF	178,813
3,743	iShares MSCI Japan Small-Cap ETF	312,091
1,757	iShares MSCI Malaysia ETF	62,567
2,702	iShares MSCI Netherlands ETF	90,706
2,009	iShares MSCI Poland ETF	58,964
5,143	iShares MSCI Singapore ETF	141,535
1,507	iShares MSCI Taiwan ETF	58,230
3,370	iShares MSCI Thailand ETF	335,820
750	iShares Russell 2000 ETF	117,270
5,192	Materials Select Sector SPDR Fund	326,836
40,533	PowerShares DB Energy Fund*	616,102
8,628	Technology Select Sector SPDR Fund	590,587
3,391	VanEck Vectors India Small-Cap Index ETF - Class C	224,891
5,672	VanEck Vectors Vietnam ETF	111,568
	Total Exchange-Traded Funds (Cost $4,693,780)	5,336,385

Number of Contracts

	Purchased Options Contracts – 0.5%
	Call Options – 0.5%
	American International Group, Inc.
21	Exercise Price: $62.50, Notional Amount: $131,250,
	Expiration Date: March 17, 2018	5,754
	Amgen, Inc.
7	Exercise Price: $200.00, Notional Amount: $140,000,
	Expiration Date: April 21, 2018	2,212
	Coca-Cola Co.
132	Exercise Price: $49.00, Notional Amount: $646,800,
	Expiration Date: April 21, 2018	7,920
	Exxon Mobil Corp.
20	Exercise Price: $87.50, Notional Amount: $175,000,
	Expiration Date: March 17, 2018	3,440

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Contracts		Value

	Purchased Options Contracts (Continued)
	Call Options (Continued)
	Mastercard, Inc.
14	Exercise Price: $170.00, Notional Amount: $238,000,
	Expiration Date: April 21, 2018	$9,506
	Microsoft Corp.
12	Exercise Price: $92.50, Notional Amount: $111,000,
	Expiration Date: March 17, 2018	6,204
	Occidental Petroleum Corp.
32	Exercise Price: $77.50, Notional Amount: $248,000,
	Expiration Date: May 19, 2018	6,272
	Schlumberger Ltd.
13	Exercise Price: $72.50, Notional Amount: $94,250,
	Expiration Date: March 17, 2018	3,731
	Texas Instruments, Inc.
25	Exercise Price: $120.00, Notional Amount: $300,000,
	Expiration Date: March 17, 2018	1,575
	United Parcel Service, Inc.
7	Exercise Price: $135.00, Notional Amount: $94,500,
	Expiration Date: April 21, 2018	1,211
	United Technologies Corp.
37	Exercise Price: $145.00, Notional Amount: $536,500,
	Expiration Date: June 16, 2018	11,137
	Walmart, Inc.
80	Exercise Price: $110.00, Notional Amount: $880,000,
	Expiration Date: February 17, 2018	5,200

	Total Call Options (Cost $52,459)	64,162

	Total Purchased Options Contracts (Cost $52,459)	64,162

Principal Amount

	Short-Term Investments – 0.7%
$81,892	UMB Money Market Fiduciary, 0.01%[2]	81,892

	Total Short-Term Investments (Cost $81,892)	81,892

	Total Investments – 101.3% (Cost $11,245,143)	12,542,980
	Liabilities in Excess of Other Assets – (1.3)%	(163,154)
	Total Net Assets – 100.0%	$12,379,826

361 Macro Opportunity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
2	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks – 98.5%
	Basic Materials – 3.1%
5,375	Ferro Corp.*	$126,420
2,699	Kraton Corp.*	135,652
4,664	Schnitzer Steel Industries, Inc. - Class A	159,509
		421,581
	Communications – 7.9%
6,744	Extreme Networks, Inc.*	101,362
8,947	Gray Television, Inc.*	146,284
9,843	Houghton Mifflin Harcourt Co.*	82,681
2,429	Imperva, Inc.*	106,269
4,142	MSG Networks, Inc.*	99,408
613	Nexstar Media Group, Inc. - Class A	46,036
2,500	Plantronics, Inc.	147,475
1,400	Proofpoint, Inc.*	142,828
582	Stamps.com, Inc.*	118,641
8,517	Vonage Holdings Corp.*	95,305
		1,086,289
	Consumer, Cyclical – 11.5%
1,059	Anixter International, Inc.*	88,638
1,407	Beacon Roofing Supply, Inc.*	85,124
2,981	Camping World Holdings, Inc. - Class A	133,400
2,282	H&E Equipment Services, Inc.	89,865
2,306	Hawaiian Holdings, Inc.	86,129
1,150	International Speedway Corp. - Class A	53,360
2,341	KB Home	73,788
4,876	Meritor, Inc.*	133,017
2,598	Planet Fitness, Inc. - Class A*	87,708
934	RH*	87,787
2,575	Rush Enterprises, Inc.*	139,179
3,300	Taylor Morrison Home Corp.*	83,919
1,104	The Children's Place, Inc.	165,379
3,170	Triton International Ltd.[1]	122,362
7,021	Zumiez, Inc.*	145,686
		1,575,341
	Consumer, Non-cyclical – 22.2%
10,215	ACCO Brands Corp.*	121,048
2,197	ANI Pharmaceuticals, Inc.*	147,551
3,368	CAI International, Inc.*	95,180
1,369	Cantel Medical Corp.	151,863
584	Chemed Corp.	152,173
2,406	Eagle Pharmaceuticals, Inc.*	143,807
1,421	Grand Canyon Education, Inc.*	132,139
1,456	Herc Holdings, Inc.*	95,688

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Consumer, Non-cyclical (Continued)
6,123	Horizon Pharma PLC*1	$89,090
6,508	Innoviva, Inc.*	94,952
1,166	Inogen, Inc.*	142,065
2,104	Korn/Ferry International	93,754
5,178	Lannett Co., Inc.*	105,372
5,731	Lantheus Holdings, Inc.*	131,813
610	Ligand Pharmaceuticals, Inc.*	96,148
1,008	Masimo Corp.*	94,994
1,189	Medifast, Inc.	81,696
2,402	Medpace Holdings, Inc.*	88,225
7,005	MiMedx Group, Inc.*	117,334
4,205	Omeros Corp.*	68,079
2,315	On Assignment, Inc.*	177,260
2,674	Performance Food Group Co.*	91,852
1,588	PRA Health Sciences, Inc.*	144,603
1,998	Prestige Brands Holdings, Inc.*	83,576
2,160	Supernus Pharmaceuticals, Inc.*	84,348
3,731	Tivity Health, Inc.*	144,576
1,743	United Natural Foods, Inc.*	82,967
		3,052,153
	Energy – 4.1%
6,433	Carrizo Oil & Gas, Inc.*	129,367
2,544	CVR Energy, Inc.	91,050
3,081	Matador Resources Co.*	99,855
8,551	Oasis Petroleum, Inc.*	74,052
4,298	Peabody Energy Corp.*	173,682
		568,006
	Financial – 25.2%
2,676	American Equity Investment Life Holding Co.	88,308
2,178	Artisan Partners Asset Management, Inc. - Class A	85,269
3,576	Cadence BanCorp*	100,056
1,082	Carolina Financial Corp.	44,622
3,140	Cathay General Bancorp	137,344
1,552	Chemical Financial Corp.	90,652
3,497	CNO Financial Group, Inc.	85,991
7,819	DiamondRock Hospitality Co. - REIT	91,951
3,117	Essent Group Ltd.*1	145,003
1,688	FCB Financial Holdings, Inc. - Class A*	92,502
1,865	Federal Agricultural Mortgage Corp.	149,666
4,780	First Financial Bancorp	136,230
4,148	First Industrial Realty Trust, Inc. - REIT	128,007
1,755	First Interstate BancSystem, Inc. - Class A	73,447
1,719	Hancock Holding Co.	92,310

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Financial (Continued)
4,421	Heritage Financial Corp.	$136,167
3,112	HFF, Inc.	153,142
2,408	Interactive Brokers Group, Inc. - Class A	154,088
6,411	Investors Bancorp, Inc.	87,767
1,152	National Health Investors, Inc. - REIT	81,251
8,515	OM Asset Management PLC[1]	152,333
3,781	Pebblebrook Hotel Trust - REIT	147,459
2,207	Preferred Bank	142,175
1,304	Primerica, Inc.	131,704
3,065	Provident Financial Services, Inc.	80,640
908	PS Business Parks, Inc. - REIT	110,876
1,179	UMB Financial Corp.	89,816
2,964	United Community Banks, Inc.	93,900
7,340	Valley National Bancorp	92,264
3,736	Washington Federal, Inc.	134,122
6,050	Xenia Hotels & Resorts, Inc. - REIT	134,310
		3,463,372
	Industrial – 12.8%
1,698	Advanced Energy Industries, Inc.*	120,779
1,841	Applied Industrial Technologies, Inc.	135,774
3,787	Atkore International Group, Inc.*	88,540
3,609	Boise Cascade Co.	160,420
3,393	Briggs & Stratton Corp.	82,043
1,007	Control4 Corp.*	27,300
1,775	Generac Holdings, Inc.*	86,851
2,636	Greenbrier Cos., Inc.	132,195
2,906	MasTec, Inc.*	155,180
1,292	Patrick Industries, Inc.*	82,753
959	Rogers Corp.*	158,024
1,161	Saia, Inc.*	87,714
1,174	Stoneridge, Inc.*	28,575
863	Tech Data Corp.*	86,533
1,217	TopBuild Corp.*	93,149
6,097	Vishay Intertechnology, Inc.	133,829
2,205	Werner Enterprises, Inc.	89,743
		1,749,402
	Technology – 9.1%
2,535	Coupa Software, Inc.*	96,913
1,736	Ebix, Inc.	142,526
4,062	Entegris, Inc.	132,218
2,465	Envestnet, Inc.*	132,494
1,682	HubSpot, Inc.*	163,238
2,850	Mantech International Corp. - Class A	148,399

361 U.S. Small Cap Equity Fund

SCHEDULE OF INVESTMENTS – Continued

As of January 31, 2018 (Unaudited)

Number of Shares		Value

	Common Stocks (Continued)
	Technology (Continued)
3,164	Progress Software Corp.	$157,662
2,249	Qualys, Inc.*	140,563
1,410	Silicon Laboratories, Inc.*	135,642
		1,249,655
	Utilities – 2.6%
2,003	California Water Service Group	81,522
1,037	IDACORP, Inc.	89,472
1,123	ONE Gas, Inc.	79,542
1,599	Spire, Inc.	106,334
		356,870
	Total Common Stocks (Cost $12,856,075)	13,522,669

Principal Amount

	Short-Term Investments – 2.4%
$325,741	UMB Money Market Fiduciary, 0.01%[2]	325,741

	Total Short-Term Investments (Cost $325,741)	325,741

	Total Investments – 100.9% (Cost $13,181,816)	13,848,410
	Liabilities in Excess of Other Assets – (0.9)%	(120,849)

	Total Net Assets – 100.0%	$13,727,561

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS

January 31, 2018 (Unaudited)

Note 1 – Organization

361 Managed Futures Strategy Fund (“Managed Futures Strategy” or “Managed Futures Strategy Fund”), 361 Global Managed Futures Strategy Fund (formerly known as 361 Global Counter-Trend) (“Global Managed Futures Strategy” or “Global Managed Futures Strategy Fund”), 361 Domestic Long/Short Equity Fund (“Domestic Long/Short Equity” or “Domestic Long/Short Equity Fund”), 361 Global Long/Short Equity Fund (“Global Long/Short Equity” or “Global Long/Short Equity Fund”), 361 Macro Opportunity Fund (formerly known as the 361 Global Macro Opportunity Fund) (“Macro Opportunity” or “Macro Opportunity Fund”) and 361 U.S. Small Cap Equity Fund (“U.S. Small Cap Equity” or “U.S. Small Cap Equity Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of broad stock and bond markets. The Fund commenced investment operations on December 20, 2011, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Global Managed Futures Strategy Fund’s primary investment objective is to seek positive absolute returns that have a low correlation to the returns of global stock and bond markets. The Fund commenced investment operations on February 12, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

The Domestic Long/Short Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on March 31, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund’s primary investment objective is to seek to achieve long-term capital appreciation. As a secondary objective, the Global Long/Short Equity Fund also seeks to preserve capital in down markets. The Fund commenced investment operations on December 12, 2014, with three classes of shares, Investor Class, Class I and Class Y.

The Global Long/Short Equity Fund commenced operations on December 12, 2014, prior to which its only activity was the receipt of a $10,010 investment from the Fund’s advisor and a $644,131 transfer of shares of the Fund in exchange for the net assets of the Analytic Global Long/Short Equity Fund, L.P., a Delaware limited partnership (“L.P.”). This exchange was nontaxable, whereby the Fund issued 64,413 shares for the net assets of the SMA on December 12, 2014. Gross assets with a fair market value of $830,593 consisting of cash, interest receivable and securities of the L.P. with a fair value of $644,098 (identified cost of investments transferred $638,574) were the primary assets received by the Fund. The Fund also assumed a liability for short securities with a fair market value of $186,452 (identified proceeds of $203,052) as part of this exchange. For financial reporting purposes, assets and liabilities received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the L.P. was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amount distributable to shareholders for tax purposes.

The Macro Opportunity Fund’s primary investment objective is to seek long–term positive absolute return. The Fund commenced investment operations on June 30, 2014, with two classes of shares, Class A and Class I. Class A shares were re-designated as Investor Class shares on November 1, 2014.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

The U.S. Small Cap Equity Fund’s primary investment objective is to achieve long-term capital appreciation. The Fund commenced investment operations on December 30, 2016, with three classes of shares, Investor Class, Class I and Class Y.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-ended investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

(b) Options

The Funds may write or purchase options contracts primarily to enhance the Funds’ returns or reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

(c) Stock Index Futures

The Funds may invest in stock index futures as a substitute for a comparable market position in the underlying securities. A stock index future obligates the seller to deliver (and the purchaser to accept), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and a Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. The purchase of a futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate the futures transaction. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

(d) Short Sales

Short sales are transactions under which the Funds sell a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Funds. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(e) Short-Term Investments

The Global Managed Futures Strategy Fund invests a significant amount (95.1% of its net assets as of January 31, 2018) in the Federated Government Obligations Fund (“GOIXX”). GOIXX invests primarily in a portfolio of U.S. Treasury and government securities maturing in 397 days or less and repurchase agreements collateralized fully by U.S. treasury and government agency securities. GOIXX invests in compliance with industry-standard regulatory requirements for money market funds for the quality, maturity, and diversification of investments. An investment in GOIXX is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although GOIXX seeks to preserve the value of investment at $1.00 per share, it is possible to lose money by investing in GOIXX.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

GOIXX files complete Semi-Annual and Annual Reports with the U.S. Securities and Exchange Commission for semi-annual and annual periods of each fiscal year on Form N-CSR. The Forms N-CSR are available on the website of the U.S. Securities and Exchange Commission at www.sec.gov, and may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The net expense ratio per July 31, 2017 Annual report of Federated Government Obligations Fund was 0.18%.

Note 3 – Federal Income Taxes

At January 31, 2018, the cost of investments on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Managed Futures Strategy Fund	Global Managed Futures Strategy Fund	Domestic Long/Short Equity Fund
Cost of investments	$317,933,774	$119,201,882	$26,562,806

Gross unrealized appreciation	$692,832	$-	$3,508,025
Gross unrealized depreciation	(192,654)	-	(894,278)
Net unrealized appreciation on investments	$500,178	$-	$2,613,747

	Global Long/Short Equity Fund	Macro Opportunity Fund	U.S. Small Cap Equity Fund
Cost of investments	$500,264,137	$11,248,980	$13,190,429

Gross unrealized appreciation	$83,231,703	$1,346,952	$916,747
Gross unrealized depreciation	(35,224,442)	(52,952)	(258,766)
Net unrealized appreciation on investments	$48,007,261	$1,294,000	$657,981

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2018, in valuing the Funds’ assets carried at fair value:

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Investments
Asset-Backed Securities	$-	$136,243,880	$-	$136,243,880
Certificate of Deposits	-	8,996,861	-	8,996,861
Collateralized Mortgage Obligations	-	4,569,075	-	4,569,075
Commercial Papers	-	7,960,284	-	7,960,284
Corporate Bonds[1]	-	83,210,463	-	83,210,463
Medium Term Notes[1]	-	17,731,513	-	17,731,513
Municipal Bonds		4,002,280		4,002,280
Short-Term Investments	55,719,596	-	-	55,719,596
Total Investments	55,719,596	262,714,356	-	318,433,952
Other Financial Instruments[2]
Futures Contracts	58,183	-	-	58,183
Total Assets	$55,777,779	$262,714,356	$-	$318,492,135

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

Managed Futures Strategy Fund	Level 1	Level 2	Level 3**	Total
Liabilities
Other Financial Instruments[2]
Futures Contracts	$52,768	$-	$-	$52,768
Total Liabilities	$52,768	$-	$-	$52,768

Global Managed Futures Strategy Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Short-Term Investments	$119,201,882	$-	$-	$119,201,882
Total Assets	$119,201,882	$-	$-	$119,201,882

Liabilities
Other Financial Instruments[2]
Futures Contracts	$709,048	$-	$-	$709,048
Total Liabilities	$709,048	$-	$-	$709,048

Domestic Long/Short Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$30,376,272	$-	$-	$30,376,272
Short-Term Investments	7,257,331	-	-	7,257,331
Total Assets	$37,633,603	$-	$-	$37,633,603

Liabilities
Securities Sold Short
Common Stocks[1]	$8,457,050	$-	$-	$8,457,050
Total Liabilities	$8,457,050	$-	$-	$8,457,050

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Assets
Common Stocks
Basic Materials	$4,680,059	$15,817,804	$-	$20,497,863
Communications	-	12,328,889	-	12,328,889
Consumer, Cyclical	43,792,994	26,865,608	-	70,658,602
Consumer, Non-cyclical	191,571,093	43,877,457	-	235,448,550
Energy	9,003,175	26,370,702	-	35,373,877
Financial	46,651,815	4,507,326	-	51,159,141
Industrial	12,713,724	12,480,193	-	25,193,917
Technology	94,021,995	39,853,890	-	133,875,885
Utilities	17,879,170	5,408,137	-	23,287,307
Short-Term Investments	121,411,316	-	-	121,411,316
Total Assets	$541,725,341	$187,510,006	$-	$729,235,347

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

Global Long/Short Equity Fund	Level 1	Level 2	Level 3**	Total
Liabilities
Common Stocks
Basic Materials	$6,380,928	$-	$-	$6,380,928
Communications	20,110,225	18,409,326	-	38,519,551
Consumer, Cyclical	8,635,598	5,590,101	-	14,225,699
Consumer, Non-Cyclical	3,283,885	6,404,470	-	9,688,355
Diversified	-	307,453	-	307,453
Energy	28,073,764	7,982,154	-	36,055,918
Financial	17,474,983	11,556,921	-	29,031,904
Industrial	26,879,090	15,044,891	-	41,923,981
Technology	4,830,160	-	-	4,830,160
Total Liabilities	$115,668,633	$65,295,316	$-	$180,963,949

Macro Opportunity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$7,060,541	$-	$-	$7,060,541
Exchange-Traded Funds	5,336,385	-	-	5,336,385
Purchased Options Contracts	64,162	-	-	64,162
Short-Term Investments	81,892	-	-	81,892
Total Assets	$12,542,980	$-	$-	$12,542,980

U.S. Small Cap Equity Fund	Level 1	Level 2*	Level 3**	Total
Assets
Investments
Common Stocks[1]	$13,522,669	$-	$-	$13,522,669
Short-Term Investments	325,741	-	-	325,741
Total Assets	$13,848,410	$-	$-	$13,848,410

[1]	For a detailed break-out of common stocks, corporate bonds and medium term notes by major industry classification, please refer to the Schedule of Investments.
[2]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.
*	The Funds did not hold any Level 2 securities at period end.
**	The Funds did not hold any Level 3 securities at period end.

Transfers between Levels 1, 2 or 3 are recognized at the end of the reporting period. Managed Futures Strategy Fund, Global Managed Futures Strategy Fund, Domestic Long/Short Equity Fund, Macro Opportunity Fund, and U.S. Small Cap Equity Fund had no transfers between Levels at period end. The following is a reconciliation of transfers between Levels for the Global Long/Short Equity Fund from October 31, 2017 to January 31, 2018, represented by recognizing the January 31, 2018 market value of securities:

361 Funds

NOTES TO SCHEDULE OF INVESTMENTS- Continued

January 31, 2018 (Unaudited)

Global Long/Short Equity Fund
Transfers into Level 1	$4,051,862
Transfers out of Level 1	-
Net transfers into of Level 1	$4,051,862

Transfers into Level 2	$-
Transfers out of Level 2	(4,051,862)
Net transfers out of Level 2	$(4,051,862)

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	4/02/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	4/02/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	4/02/18